Derivatives financial instruments - Wheaton Precious Metals Corp. warrants (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments $ / shares	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2015 USD ($)
Derivative financial instruments
Financial settlement inflows (outflows)	$ (240)	$ (1,602)	$ (1,202)
Call options- WPM - Bought
Derivative financial instruments
Notional (quantity) | EquityInstruments	10,000,000	10,000,000
Average strike per share | $ / shares	44
Fair value of assets	$ 39	$ 44
Value at risk	4
Call options- WPM - Bought | 2023
Derivative financial instruments
Fair value of assets	$ 39